Stock Options (Details) - Schedule of stock options outstanding and exercisable - Stock Options [Member]	9 Months Ended
Sep. 30, 2021 $ / shares shares
Stock Options (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Number of Options	27,621,765
Remaining Life In Years	5 years 8 months 26 days
Number of Options Exercisable	27,621,765
0.01 - 0.25 [Member]
Stock Options (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Number of Options	13,306,786
Remaining Life In Years	6 years 6 months 3 days
Number of Options Exercisable	13,306,786
0.01 - 0.25 [Member] | Minimum [Member]
Stock Options (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 0.01
0.01 - 0.25 [Member] | Maximum [Member]
Stock Options (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 0.25
0.26 - 0.50 [Member]
Stock Options (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Number of Options	1,939,631
Remaining Life In Years	5 years 6 months 3 days
Number of Options Exercisable	1,939,631
0.26 - 0.50 [Member] | Minimum [Member]
Stock Options (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 0.26
0.26 - 0.50 [Member] | Maximum [Member]
Stock Options (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 0.5
0.51 – 0.75 [Member]
Stock Options (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Number of Options	1,820,112
Remaining Life In Years	4 years 11 months 4 days
Number of Options Exercisable	1,820,112
0.51 – 0.75 [Member] | Minimum [Member]
Stock Options (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 0.51
0.51 – 0.75 [Member] | Maximum [Member]
Stock Options (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 0.75
0.76 - 1.00 [Member]
Stock Options (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Number of Options	9,926,072
Remaining Life In Years	4 years 11 months 15 days
Number of Options Exercisable	9,926,072
0.76 - 1.00 [Member] | Minimum [Member]
Stock Options (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 0.76
0.76 - 1.00 [Member] | Maximum [Member]
Stock Options (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1
1.01 - 2.00 [Member]
Stock Options (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Number of Options	629,164
Remaining Life In Years	4 years 10 months 6 days
Number of Options Exercisable	629,164
1.01 - 2.00 [Member] | Minimum [Member]
Stock Options (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1.01
1.01 - 2.00 [Member] | Maximum [Member]
Stock Options (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 2